Shareholder Report, Holdings (Details) - C000232658	Nov. 30, 2024
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	3.00%
254687106 | Walt Disney Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
G29183103 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	27.70%